Income Taxes - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income taxes paid (refund) [abstract]
Decrease for current tax expenses of prior periods	¥ 17,529	¥ 11,315	¥ 12,236
Decrease for deferred tax expense relating to origination and reversal of temporary differences	¥ 54,974	¥ 11,914	¥ 57,200
Takeda’s domestic (Japanese) statutory tax rate	30.60%	30.60%	30.60%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax assets have not been recognised	¥ 515,052	¥ 1,184,478
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	¥ 416,417	¥ 290,208